Acquisitions - NRPC Management, LLC - Additional Information (Details) - NRPC Management, LLC $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Acquisitions
Total unaudited pro forma revenue	$ 3.0
Total unaudited pro forma net income (loss)	0.8
Revenue included in the Consolidated Statements of Operations	$ 1.2